Long-Term Debt - Schedule of Long-Term Debt (Details) (Parenthetical) - USD ($) $ in Thousands					12 Months Ended
	Mar. 20, 2021	Jul. 08, 2020	Sep. 27, 2018	Feb. 28, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2013	Feb. 28, 2013	Sep. 26, 2007
Maximum borrowing capacity										$ 24,560
Total long-term debt outstanding					$ 54,260	$ 58,919
Gain from debt extinguishment							$ 4,306
Proceeds from the sale of vessel, net					$ 13,197
Long-term debt, weighted average interest rate					7.69%	8.18%	6.00%
Long Term Debt and Promissory Note [Member]
Interest expense on long-term debt and promissory note					$ 4,636	$ 5,517	$ 4,048
Sale of Pyxis Delta [Member]
Net proceeds from sale of vessel					The total net proceeds from the sale of the vessel were approximately $13.2 million, of which, $5.7 million was used for the prepayment of Pyxis Delta and Pyxis Theta loan facility and $7.5 million for the repayment of the Company's liabilities to its related party (Maritime) and for the repayment of obligations to its trade creditors.
Use of Proceeds from the Sale of Pyxis Delta [Member]
Prepayment of Pyxis Delta and Pyxis Theta loan facility					$ 5,674
Repayment of liabilities to Maritime and trade creditors					7,523
Previous Secured Loan - Secondone, Thirdone and Fourthone [Member]
Total long-term debt outstanding				$ 26,906
Cash used for refinance of existing indebtedness				2,100
Gain from debt extinguishment				4,306
New Secured Loan - Secondone, Thirdone and Fourthone [Member]
Total long-term debt outstanding				$ 20,500
Secured loan term				5 years
Interest rate margin				4.65%
Minimum security collateral cover required | Until February 2022				150.00%
Minimum security collateral cover required | Thereafter 155%				155.00%
New Secured Loan - Secondone and Thirdone [Member]
Total long-term debt outstanding per facility					$ 3,290
Loan amortization profile					Each of Secondone's and Thirdone's outstanding loan balance at December 31, 2020, amounting to $3,290, is repayable in 9 remaining quarterly installments of $100 each amounting to $900 in the aggregate, the first falling due in February 2021, and the last installment accompanied by a balloon payment of $2,390 falling due in February 2023.
Quarterly installments payable in the aggregate, per facility					$ 900
Long-term debt first periodic payment					2021-02
Long-term debt balloon payment year					2023-02
Long-term debt balloon payment, per facility					$ 2,390
New Secured Loan - Fourthone [Member]
Loan amortization profile					The outstanding balance of the Fourthone loan of $8,730 is repayable in 9 quarterly installments amounting to $3,330, the first falling due in February 2021, and the last installment accompanied by a balloon payment of $5,400 falling due in February 2023. The first installment, amounting to $330, is followed by four amounting to $360 each and four amounting to $390 each.
Long-term debt first periodic payment					2021-02
Long-term debt balloon payment year					2023-02
Quarterly installments payable (9 installments)					$ 3,330
New Secured Loan - Fourthone [Member] | Pyxis Malou Vessel [Member]
Total long-term debt outstanding					8,730
Long term debt balloon payment					5,400
New Secured Loan - Secondone, Thirdone and Fourthone [Member]
Minimum cash deposits					1,450
Loan Agreement Dated October 12, 2012 [Member] | Pyxis Delta Vessel [Member] | Tranche A [Member]
Amount borrowed									$ 13,500
Total long-term debt outstanding						4,050
Early debt prepayment following the sale of Pyxis Delta						4,050
Proceeds from the sale of vessel, net						$ 13,197
Loan Agreement Dated October 12, 2012 [Member] | Pyxis Theta Vessel [Member] | Tranche B [Member]
Amount borrowed								$ 21,300
Secured Loan - Seventhone Corp. [Member]
Long-term debt first periodic payment		2021-01
Long-term debt balloon payment year		2025-07
Long term debt balloon payment		$ 9,250
Minimum cash deposits					500
Total long-term debt outstanding					$ 14,950
Maximum required leverage ratio					75.00%
Actual leverage ratio					71.00%
Difference between actual ratio and required threshold					4.00%
Minimum security collateral cover required					125.00%
Total long-term debt outstanding		$ 15,250
Interest rate margin		3.35%
Quarterly installments payable (19 installments)		$ 300
Covenant description					No change shall be made directly or indirectly in the ownership, beneficial ownership, control or management of Seventhone or of the Company or any share therein or the Pyxis Theta, as a result of which less than 100% of the shares and voting rights in Seventhone or less than 40% of the shares and voting rights in the Company remain in the ultimate legal and beneficial owners disclosed at the negotiation of this loan agreement.
Previous Secured Loan - Seventhone Corp [Member]
Total long-term debt outstanding		$ 11,293
Secured Loan - Eighthone Corp [Member]
Total long-term debt outstanding			$ 24,000
Interest rate margin			11.00%
Facility maturity period			2023-09
Quarterly installments payable (10 installments)					Equal to the lower of $400 and excess cash computed through a cash sweep mechanism, plus a balloon payment due at maturity
Deferred fee					If payable, the amount due is calculated as the lesser of (a) 15% of the amount of the loan borrowed under the facility agreement and (b) 15% of the difference between (i) the charter-free fair market value of the vessel plus any dry dock reserve account balance and (ii) any outstanding loan amount at the time of the repayment or maturity of the facility.
Minimum liquidity amount following the first supplemental letter dated 9, July 2020					Based on the first supplemental letter dated 9, July 2020, the Company undertook to maintain the credit balance of the Liquidity Account not falling at any time below $375 and to credit on each Quarter End Date (such first Quarter End Date being the December 31, 2020) an amount equal to $1 per day to the Liquidity Account calculated on and from October 1, 2020, until such time that the amount standing to the credit of the Liquidity Account is no less than the Minimum Liquidity Amount of $750.
Secured Loan - Eighthone Corp [Member] | Until December 2020 (Following the Second Supplemental Letter signed on September 25, 2020) [Member]
Minimum security collateral cover required					115.00%
Secured Loan - Eighthone Corp [Member] | Thereafter (Following the Second Supplemental Letter signed on September 25, 2020) [Member]
Minimum security collateral cover required					125.00%
Secured Loan - Eighthone Corp [Member] | Subsequent Event [Member]
Prepayment fee paid	$ 200
Previous Secured Loan - Eighthone Corp [Member]
Total long-term debt outstanding			$ 16,000